Document And Entity Information	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001742380
Document Type	N-CSR
Entity Registrant Name	CPG VINTAGE ACCESS FUND II, LLC
Document Period End Date	Mar. 31, 2025
Amendment Flag	false